INCOME TAXES	12 Months Ended
Feb. 25, 2017
INCOME TAXES

NOTE 10—INCOME TAXES

The components of income tax benefit consisted of the following (in millions):

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Current
Federal(1)	$108.6	$41.0	$8.5
State(2)	20.6	9.8	8.2

Total Current	129.2	50.8	16.7
Deferred
Federal	(177.9)	(93.0)	(110.9)
State	(41.6)	2.6	(59.2)

Total Deferred	(219.5)	(90.4)	(170.1)

Income tax benefit	$(90.3)	$(39.6)	$(153.4)

(1)	Federal current tax expense net of $31.2 million tax benefit of NOLs in fiscal 2016. No tax benefit of NOLs in fiscal 2015 and fiscal 2014.
(2)	State current tax expense net of $3.8 million tax benefit of NOLs in fiscal 2016. No tax benefit of NOLs in fiscal 2015 and fiscal 2014.

The difference between the actual tax provision and the tax provision computed by applying the statutory federal income tax rate to losses before income taxes was attributable to the following (in millions):

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Income tax benefit at federal statutory rate	$(162.3)	$(189.6)	$(482.5)
State income taxes, net of federal benefit	(20.2)	(38.9)	(38.4)
Change in valuation allowance	107.1	113.0	6.4
Unrecognized tax benefits	(18.7)	3.1	11.3
Member loss	16.6	60.4	251.0
Charitable donations	(11.1)	(11.1)	—
Tax Credits	(17.3)	(6.9)	(2.4)
Indemnification asset / liability	5.1	14.0	(26.3)
Transaction costs	—	—	62.1
Nondeductible equity compensation	4.2	12.3	51.0
Other	6.3	4.1	14.4

Income tax benefit	$(90.3)	$(39.6)	$(153.4)

Taxes on income from limited liability companies held in partnership are payable by the members in accordance with their respective ownership percentages. Accordingly, the Company recorded an adjustment to income tax benefit of $16.6 million, $60.4 million and $251.0 million for fiscal 2016, 2015 and 2014, respectively.

Deferred income taxes reflect the net tax effects of temporary differences between the bases of assets and liabilities for financial reporting and income tax purposes. The Company’s deferred tax assets and liabilities consisted of the following (in millions):

	February 25, 2017	February 27, 2016
Deferred tax assets:
Compensation and benefits	$190.6	$202.9
Net operating loss	213.8	226.4
Pension & postretirement benefits	341.4	361.2
Reserves	53.9	66.0
Self-Insurance	350.6	338.1
Tax credits	48.3	46.7
Other	43.0	149.4

Gross deferred tax assets	1,241.6	1,390.7
Less: valuation allowance	(387.6)	(286.8)

Total deferred tax assets	854.0	1,103.9
Deferred tax liabilities:
Debt discount	86.3	97.6
Depreciation and amortization	1,617.6	1,848.7
Inventories	477.2	477.6
Investment in foreign operations	130.4	125.1
Other	22.3	67.8

Total deferred tax liabilities	2,333.8	2,616.8

Net deferred tax liability	$(1,479.8)	$(1,512.9)

Noncurrent deferred tax asset	$—	$—
Noncurrent deferred tax liability	(1,479.8)	(1,512.9)

Total	$(1,479.8)	$(1,512.9)

The Company assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. On the basis of this evaluation, as of February 25, 2017, a valuation allowance of $387.6 million has been recorded for the portion of the deferred tax asset that is not more likely than not to be realized. The Company will continue to evaluate the need to adjust the valuation allowance. The amount of the deferred tax asset considered realizable, however, could be adjusted if the Company continues to incur losses in the future.

The Company currently has federal and state net operating loss (“NOL”) carryforwards of $378.7 million and $2,761.8 million, respectively, which will begin to expire in 2017 and continue through the fiscal year ending February 2037. As of February 25, 2017, the Company had federal and state credit carryforwards of $11.2 million and $57.2 million, respectively, the majority of which will expire in 2023.

Changes in the Company’s unrecognized tax benefits consisted of the following (in millions):

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Beginning balance	$435.3	$451.5	$180.4
Increase from acquisitions	—	—	262.7
Increase related to tax positions taken in the current year	63.8	11.5	10.6
Increase related to tax positions taken in prior years	6.4	19.7	19.9
Decrease related to tax position taken in prior years	(71.0)	(3.5)	(15.5)
Foreign currency translation	—	—	(0.1)
Decrease related to settlements with taxing authorities	(9.8)	(42.1)	(4.9)
Decrease related to lapse of statute of limitations	(6.7)	(1.8)	(1.6)

Ending balance	$418.0	$435.3	$451.5

Included in the balance of unrecognized tax benefits as of February 25, 2017, February 27, 2016 and February 28, 2015 are tax positions of $231.3 million, $228.0 million and $221.6 million, respectively, which would reduce the Company’s effective tax rate if recognized in future periods. Of the $231.3 million that could impact tax expense, the Company has recorded $8.0 million of indemnification assets that would offset any future recognition. As of February 25, 2017, the Company is no longer subject to federal income tax examinations for the fiscal years prior to 2012 and in most states, is no longer subject to state income tax examinations for fiscal years before 2007. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense. The Company recognized expense (benefit) related to interest and penalties, net of settlement adjustments, of $4.5 million, $2.4 million and $(1.2) million for fiscal 2016, 2015 and 2014, respectively.

In fiscal 2016, the Company adopted the IRS safe harbor rule for taxpayers operating retail establishments for determining whether expenditures paid or incurred to remodel or refresh a qualified building are deductible. As a result of adopting this safe harbor, the Company reduced $70.1 million of uncertain tax benefit in fiscal 2016, and there was no impact on the tax provision due to an offsetting deferred adjustment. The Company believes it is reasonably possible that the reserve for uncertain tax positions may be reduced by approximately $110.0 million in the next twelve months resulting from a request for change in accounting method, and the anticipated resolution of other uncertainties.